Note 19 - Debt Facilities - Disclosure of Detailed Information About Debt Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2017
Statement Line Items [Line Items]
Debt facilities, balance		$ 155,818
Proceeds from drawdown of Revolving Credit Facility		10,000
Current portion of debt facilities					$ 10,975	$ 1,175
Non-current portion of debt facilities					141,733	154,643
Balance at December 31, 2019		155,818	155,818		152,708	155,818
Debt facilities, balance		152,708	155,818
Five year convertible debentures [member]
Statement Line Items [Line Items]
Debt facilities, balance	[1]	136,607
Interest and accretion expense	[1]	2,984	2,975
Accretion	[1]	6,168	5,758
Payments of finance costs	[1]	(2,934)	(2,933)
Proceeds from drawdown of Revolving Credit Facility
Repayments of principal	[1]
Current portion of debt facilities	[1]				1,092	1,043
Non-current portion of debt facilities					141,733	135,564
Balance at December 31, 2019		142,825	136,607	[1]	142,825	136,607	[1]	$ 130,807	[1]
Debt facilities, balance		142,825	136,607	[1]
Revolving credit facility with three lenders [member]
Statement Line Items [Line Items]
Debt facilities, balance	[2]	19,211
Interest and accretion expense	[2]	763	1,498
Accretion	[2]	678	654
Payments of finance costs	[2]	(801)	(1,646)
Proceeds from drawdown of Revolving Credit Facility		10,000
Repayments of principal	[2]	(19,969)
Current portion of debt facilities	[2]				9,882	132
Non-current portion of debt facilities						19,079
Balance at December 31, 2019		9,882	19,211	[2]	9,882	19,211	[2]	18,705	[2]
Debt facilities, balance		9,882	19,211	[2]
Scotia Debt Facilities [Member]
Statement Line Items [Line Items]
Debt facilities, balance		155,818
Interest and accretion expense		3,747	4,473
Accretion		6,846	6,412
Payments of finance costs		(3,735)	(4,579)
Proceeds from drawdown of Revolving Credit Facility		10,000
Repayments of principal		(19,969)
Current portion of debt facilities					10,975	1,175
Non-current portion of debt facilities					141,733	154,643
Balance at December 31, 2019		152,707	155,818		$ 152,707	$ 155,818		$ 149,512
Debt facilities, balance		$ 152,707	$ 155,818

[1]	During the first quarter of 2018, the Company issued $156.5 million of unsecured senior convertible debentures (the "Notes"). The Company received net proceeds of $151.1 million after transaction costs of $5.4 million. The Notes mature on March 1, 2023 and bear an interest rate of 1.875% per annum, payable semi-annually in arrears in March and September of each year. The Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of 104.3297 common shares per $1,000 principal amount of Notes converted, representing an initial conversion price of $9.59 per common share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the Notes may be entitled to an increased conversion rate. The Company may not redeem the Notes before March 6, 2021, except in the event of certain changes in Canadian tax law. At any time on or after March 6, 2021 and until maturity, the Company may redeem all or part of the Notes for cash if the last reported share price of the Company's common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price. The redemption price is equal to the sum of: (i) 100% of the principal amount of the notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date. The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a cash purchase price equal to 100% of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date. The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument. At initial recognition, net proceeds of $151.1 million from the Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at $124.8 million using a discounted cash flow model method with an expected life of five years and a discount rate of 6.14%. This amount is recorded as a financial liability on an amortized cost basis using the effective interest method using an effective interest rate of 6.47% until extinguished upon conversion or at its maturity date. The conversion option is classified as equity and was estimated based on the residual value of $26.3 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of $7.1 million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves. Transaction costs of $5.4 million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.
[2]	On May 10, 2018, the Company entered into a $75.0 million senior secured revolving credit facility ("Revolving Credit Facility") with the Bank of Nova Scotia, Bank of Montreal and Investec Bank PLC, as lenders. The Revolving Credit Facility will mature on its third anniversary date on May 10, 2021. Interest on the drawn balance will accrue at LIBOR plus an applicable range of 2.25% to 3.5% while the undrawn portion is subject to a standby fee with an applicable range of 0.5625% to 0.875%, dependent on certain financial parameters of First Majestic. As at December 31, 2020, the applicable rates were 2.9% to 0.6875%, respectively. These debt facilities are guaranteed by certain subsidiaries of the Company and are also secured by a first priority charge against the assets of the Company, and a first priority pledge of shares of the Company's subsidiaries. The Revolving Credit Facility includes financial covenants, to be tested quarterly on a consolidated basis, requiring First Majestic to maintain the following: (a) a leverage ratio based on total debt to rolling four quarters adjusted EBITDA of not more than 3.00 to 1.00; (b) an interest coverage ratio, based on rolling four quarters adjusted EBITDA divided by interest payments, of not less than 4.00 to 1.00; and (c) tangible net worth of not less than $563.5 million plus 50% of its positive earnings subsequent to June 30, 2018. The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into finance leases up to $30.0 million. As at December 31, 2020 and December 31, 2019, the Company was in compliance with these covenants.